UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017

February 23, 2018

(Date of report)

The Bank of New York Mellon

(Exact name of securitizer as specified in its charter)

025-01894	0001497973
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John R. Miller, Managing Director, (212) 635-8660

(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐ Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐ Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒ Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), The Bank of New York Mellon has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense. We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”) and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”). Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because third parties required to provide such information may not have provided complete Reportable Information to us. The information in this Form-ABS 15G has not been verified by any third party.

BNY Mellon, N.A. (CIK:0000216543), an affiliate of The Bank of New York Mellon, is filing a separate Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE BANK OF NEW YORK MELLON (Securitizer)
Date: February 23, 2018

	By:	/s/ John R. Miller
Name: John R. Miller
Title: Managing Director